Changes in liabilities from financing activities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		R$ 1,702,038	R$ 1,575,142	R$ 1,561,525
Cash flow		(107,910)	(124,553)	(234,981)
Payment of interest from of loans and financing and debentures		(299,446)	(9,506)	(28,049)
Interest + Exchange and monetary variation		138,171	254,415	234,467
Proceeds loans and financing obtained		21,640	6,540	42,180
Others	[1]	0	0	0
Liabilities from financing activities at end of period		1,454,493	1,702,038	1,575,142
Loans and Financing Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		16,732	64,133	163,271
Cash flow		(21,093)	(60,514)	(189,012)
Payment of interest from of loans and financing and debentures		(11,295)	(9,506)	(28,049)
Interest + Exchange and monetary variation		13,051	5,867	28,275
Proceeds loans and financing obtained		378,154	6,540	42,180
Others	[1]	(361,410)	10,212	47,468
Liabilities from financing activities at end of period		14,139	16,732	64,133
Loans and Financing Non-Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		9,965	20,177	67,645
Cash flow		0	0	0
Payment of interest from of loans and financing and debentures		0	0	0
Interest + Exchange and monetary variation		0	0	0
Proceeds loans and financing obtained		0	0	0
Others	[1]	361,410	(10,212)	(47,468)
Liabilities from financing activities at end of period		371,375	9,965	20,177
Debentures Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		1,665,629	1,417,081	466,968
Cash flow		(77,816)	0	(35,508)
Payment of interest from of loans and financing and debentures		(288,151)	0	0
Interest + Exchange and monetary variation		125,831	248,548	206,192
Proceeds loans and financing obtained		(356,514)	0	0
Others	[1]	(1,068,979)	0	779,429
Liabilities from financing activities at end of period		0	1,665,629	1,417,081
Debentures Non-Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		0	0	779,429
Cash flow		0	0	0
Payment of interest from of loans and financing and debentures		0	0	0
Interest + Exchange and monetary variation		0	0	0
Proceeds loans and financing obtained		0	0	0
Others	[1]	1,068,979	0	(779,429)
Liabilities from financing activities at end of period		1,068,979	0	0
Accounts Payable from Acquisition of Investments Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		4,856	47,041	46,466
Cash flow		(9,001)	(64,039)	(10,461)
Payment of interest from of loans and financing and debentures		0	0	0
Interest + Exchange and monetary variation		(711)	0	0
Proceeds loans and financing obtained		0	0	0
Others	[1]	4,856	21,854	11,036
Liabilities from financing activities at end of period		0	4,856	47,041
Accounts Payable from Acquisition of Investments Non-Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		4,856	26,710	37,746
Cash flow		0	0	0
Payment of interest from of loans and financing and debentures		0	0	0
Interest + Exchange and monetary variation		0	0	0
Proceeds loans and financing obtained		0	0	0
Others	[1]	(4,856)	(21,854)	(11,036)
Liabilities from financing activities at end of period		R$ 0	R$ 4,856	R$ 26,710

[1]	Debt restructuring - refer to Note 14 for further details.